UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10093

T. Rowe Price QM U.S. Bond Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

QM U.S. Bond Index Fund	April 30, 2021
PBDIX	Investor Class
TSBLX	I Class
TSBZX	Z Class

T. ROWE PRICE QM U.S. BOND INDEX FUND

HIGHLIGHTS

■	The QM U.S. Bond Index Fund produced a negative return but outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, for the reporting period.

■	Security selection, especially within government-related and agency mortgage-backed securities, helped drive outperformance.

■	Credit spread risk in the portfolio declined moderately during the period. While the market environment still seems generally conducive for taking spread risk, valuations across credit sectors are now less enticing.

■	While longer-term Treasury yields have increased significantly since the start of the year, we believe that stronger economic growth, rising inflation, and accommodative monetary and fiscal policies still leave some room for higher rates, particularly in the intermediate-term part of the curve.

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CIO Market Commentary

Dear Shareholder

Global stock markets produced very strong returns during the first half of your fund’s fiscal year, the six-month period ended April 30, 2021, while rising yields weighed on returns for bond investors. Although the coronavirus continued to spread in many regions, the beginning of vaccine distributions led investors to look beyond negative headlines in anticipation of a strong economic recovery.

All major global and regional equity benchmarks recorded positive results during the period, and returns in the 20% to 40% range were common across developed and emerging markets. Reports of successful vaccine trials in November increased hopes for a return to normalcy in 2021 and spurred a rotation toward segments that had been beaten down in the initial phase of the pandemic.

After a long period of underperformance, value shares outperformed their growth counterparts during the six-month period, and sector leaders also changed. Energy stocks produced strong gains as oil prices rebounded to their highest level in more than two years, and financials also outperformed as banks benefited from rising longer-term interest rates and improved lending margins. Meanwhile, information technology and consumer discretionary companies, which had been the big winners in the early days of the pandemic, trailed wider benchmarks, although they continued to produce solid gains. A weaker U.S. dollar aided returns for U.S. investors in most regions.

Besides the rollout of vaccines, extraordinary fiscal and monetary support from global governments and central banks remained a key factor in providing a supportive backdrop for markets. In the U.S., President Joe Biden signed the American Rescue Plan Act—a $1.9 trillion program that included direct payments of up to $1,400 to most Americans—into law in March. Central banks kept short-term lending rates near or even below zero, and both the Federal Reserve and the European Central Bank emphasized that the time had not yet arrived for scaling back asset purchases designed to keep downward pressure on long-term interest rates.

Although some regions continued to be impacted by lockdowns, there were signs of a rebound in many economies. The International Monetary Fund increased its forecast for global growth in 2021 to 6%, which would mark the fastest growth rate since 1976, and corporate earnings reports were generally better than expected.

While stock investors looked favorably on the continued accommodative policies and positive economic news, bond investors became concerned about rising inflation. As a result, yields of longer-term Treasuries and other high-quality sovereign debt surged during the period, weighing on returns in many fixed income sectors. High yield bonds, which are less sensitive to interest rate changes, produced strong results though, and tax-free municipal bonds recorded positive returns as states received pandemic-related financial assistance from the federal government and state tax revenues held up better than expected.

As we look ahead, the widespread rollout of vaccines, very supportive monetary and fiscal policies, and the release of pent-up consumer demand could provide support for additional market gains. However, we are aware that there are risks in this environment. Valuations are expensive under all but the most optimistic scenarios. In addition, there are signs of speculation in markets, as shown by the rapid rise in cryptocurrencies and capital formation through less conventional vehicles.

During the tumultuous market volatility of February and March 2020, our portfolio managers remained rooted in company fundamentals and focused on the long term—identifying companies with balance sheets that appeared strong enough to get them to the other side of this pandemic was a particular focus. As we hopefully move forward to better days, our investment teams will continue to follow this approach, applying strong fundamental analysis as they seek out the best investments for your portfolio.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-grade bond market.

FUND COMMENTARY

How did the fund perform in the past six months?

Your fund returned -1.06% for the six months through April 30, 2021, outperforming the Bloomberg Barclays U.S. Aggregate Bond Index, as shown in the Performance Comparison table. (Performance for I and Z Class shares can vary, reflecting their different fee structures and other factors. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

Intermediate- and longer-term U.S. Treasury rates climbed over the period. Large-scale fiscal stimulus, higher growth and inflation expectations, and the Fed’s resolve to keep monetary policy firmly accommodative, even with more optimistic economic projections, combined to push Treasury yields higher. While rising Treasury rates weighed broadly on performance across U.S. fixed income sectors and led to negative performance for the investment-grade bond market, the fund outperformed its benchmark over the previous six months due to our effective security selections and asset allocation decisions.

In the government-related sector, taxable municipal holdings generated strong relative performance as investor demand for high-quality munis remained strong despite climbing longer-term rates. Security selection for commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS) also aided returns.

The fund’s security selection within agency mortgage-backed securities (MBS) contributed. Our preference for conventional MBS over Ginnie Mae securities was positive for results. Additionally, our shifts in exposures to different MBS coupon segments as relative valuations and risks shifted with the rise in rates also added value.

Although the portfolio was nominally overweight investment-grade corporates, it was modestly underweight on a risk-weighted basis as a result of our preference for shorter-duration securities within the corporate sector. (Duration measures a bond’s or a bond portfolio’s sensitivity to interest rate changes.) This preference for short- and intermediate-term corporate securities is the result of research showing that these portions of the credit curve tend to be the most efficient in terms of risk/return potential. This bias for shorter-duration corporates was a mild headwind as the long end outperformed on a risk-adjusted basis.

A slightly shorter duration posture overall compared with the index contributed to relative performance as rates rose across most of the curve. Maintaining a curve steepening bias also helped results. The longer end of the curve felt the most upward pressure as the Fed reiterated its willingness to allow the economy to run hot and seemed unconcerned by higher long-term rates.

How is the fund positioned?

The fund’s overall objective is to closely track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index after fees. To aid in this objective, we attempt to compensate for fund expenses by efficiently matching the benchmark risk factors in a more yield-advantageous manner.

Exposure to overall credit risk in the portfolio declined moderately during the period. While the market environment still seems generally conducive for taking spread risk, valuations across credit sectors are now less enticing.

We trimmed exposure to corporate credit, where we maintained a nominal overweight to pick up yield but continued to be underweight on a risk-weighted basis. Within securitized markets, we reduced the portfolio’s overweight to CMBS. Dislocations in the CMBS market have largely dissipated, and valuations appear to have moved ahead of fundamentals in some cases. We marginally added to ABS. Although valuations remain rich, ABS began to look more attractive later in the period amid heavy supply. Consumer fundamentals remain strong, and ABS have historically offered attractive risk/return profiles. Elsewhere, we also reduced the portfolio’s allocation to agency MBS as valuations relative to U.S. Treasuries became unattractive.

What is portfolio management’s outlook?

While Treasury yields have increased significantly since the start of the year, we believe that stronger economic growth, rising inflation, and accommodative monetary and fiscal policies still leave some room for higher rates, particularly in the intermediate-term part of the curve. Yields may be range-bound in the near term, though, while the market waits for more economic data to gauge whether the vigorous recovery will be sustained into the second half of the year.

The Fed’s flexible average inflation framework, which it announced last August, is clearly dovish and will effectively allow the central bank to keep rates at low levels even when inflation meaningfully increases above its long-term 2% target. Fed Chair Jerome Powell has confirmed that the Fed would welcome higher inflation and will allow it to run above the 2% level for some time before reducing monetary accommodation. Given the Fed’s ongoing monetary support, short-term U.S. government debt yields are likely to remain very low for the foreseeable future.

A potential consequence of the Fed’s decision to let the economy run hotter than it has in previous recoveries is higher levels of market volatility. However, bouts of volatility should also provide opportunities, particularly with the view that we have likely entered into a strong growth environment. Although credit valuations are broadly less attractive following the extended rally in 2020, substantial monetary and fiscal stimulus combined with pent-up demand should provide support from a fundamental perspective.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING IN FIXED INCOME SECURITIES

Funds that invest in fixed income securities are subject to price declines due to rising interest rates, with long-term securities generally most sensitive to rate fluctuations. Other risks include credit rating downgrades and defaults on scheduled interest and principal payments. Mortgage-backed securities are subject to prepayment risk, particularly if falling rates lead to heavy refinancing activity, and extension risk, which results from an increase in interest rates that causes a mortgage bond’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund’s sensitivity to rising interest rates and its potential for price declines.

BENCHMARK INFORMATION

Note: Bloomberg Index Services Ltd. Copyright © 2021, Bloomberg Index Services Ltd. Used with permission.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

April 30, 2021 (Unaudited)

PORTFOLIO OF INVESTMENTS‡

(Amounts in 000s)

ASSET-BACKED SECURITIES 3.5%

	Par/Shares	$ Value
Car Loan 1.3%		
Avis Budget Rental Car Funding AESOP Series 2016-2A, Class A 2.72%, 11/20/22 (1)	2,170	2,187
Avis Budget Rental Car Funding AESOP Series 2017-1A, Class B 3.41%, 9/20/23 (1)	100	103
Avis Budget Rental Car Funding AESOP Series 2019-1A, Class A 3.45%, 3/20/23 (1)	1,090	1,112
Avis Budget Rental Car Funding AESOP Series 2019-2A, Class B 3.55%, 9/22/25 (1)	1,170	1,248
Avis Budget Rental Car Funding AESOP Series 2020-1A, Class B 2.68%, 8/20/26 (1)	655	681
CarMax Auto Owner Trust Series 2017-4, Class A3 2.11%, 10/17/22	13	13
CarMax Auto Owner Trust Series 2018-2, Class A3 2.98%, 1/17/23	226	228
CarMax Auto Owner Trust Series 2020-1, Class B 2.21%, 9/15/25	3,025	3,133
CarMax Auto Owner Trust Series 2020-3, Class B 1.09%, 3/16/26	2,070	2,091
Exeter Automobile Receivables Trust Series 2020-1A, Class B 2.26%, 4/15/24 (1)	10	10
Ford Credit Auto Owner Trust Series 2019-1, Class B 3.82%, 7/15/30 (1)	2,745	2,954
Ford Credit Auto Owner Trust Series 2020-2, Class C 1.74%, 4/15/33 (1)	2,020	2,032
Ford Credit Floorplan Master Owner Trust Series 2020-2, Class B 1.32%, 9/15/27	1,625	1,627
GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3 2.81%, 12/16/22	331	334

GM Financial Consumer Automobile Receivables Trust Series 2020-3, Class D 1.91%, 9/16/27	1,310	1,335
GMF Floorplan Owner Revolving Trust Series 2019-1, Class C 3.06%, 4/15/24 (1)	100	102
Hyundai Auto Receivables Trust Series 2018-A, Class A3 2.79%, 7/15/22	69	69
Santander Retail Auto Lease Trust Series 2019-A, Class A3 2.77%, 6/20/22 (1)	1,001	1,009
World Omni Select Auto Trust Series 2019-A, Class B 2.17%, 12/15/25	15	15
		20,283
Credit Card 0.0%		
Synchrony Credit Card Master Note Trust Series 2017-2, Class A 2.62%, 10/15/25	610	630
		630
Other Asset-Backed Securities 1.2%		
CIFC Funding Series 2015-5A, Class A1R, CLO, FRN 3M USD LIBOR + 0.86%, 1.036%, 10/25/27 (1)	1,286	1,282
CIFC Funding Series 2020-3A, Class A1, CLO, FRN 3M USD LIBOR + 1.35%, 1.538%, 10/20/31 (1)	1,615	1,619
CNH Equipment Trust Series 2017-C, Class A3 2.08%, 2/15/23	74	75
CNH Equipment Trust Series 2019-C, Class B 2.35%, 4/15/27	2,345	2,437
DRIVEN BRANDS FUNDING Series 2020-1A, Class A2 3.786%, 7/20/50 (1)	794	839
Elara HGV Timeshare Issuer Series 2017-A, Class A 2.69%, 3/25/30 (1)	171	176
Hardee's Funding Series 2018-1A, Class A2II 4.959%, 6/20/48 (1)	1,307	1,382
Magnetite XXIII Series 2019-23A, Class A, CLO, FRN 3M USD LIBOR + 1.30%, 1.476%, 10/25/32 (1)	2,040	2,044

MMAF Equipment Finance Series 2017-B, Class A3 2.21%, 10/17/22 (1)	63	63
MVW Series 2019-2A, Class A 2.22%, 10/20/38 (1)	1,938	1,979
MVW Series 2020-1A, Class A 1.74%, 10/20/37 (1)	603	614
MVW Owner Trust Series 2014-1A, Class A 2.25%, 9/22/31 (1)	26	26
MVW Owner Trust Series 2017-1A, Class B 2.75%, 12/20/34 (1)	52	53
Octagon Investment Partners XXIII Series 2015-1A, Class A1R, CLO, FRN 3M USD LIBOR + 0.85%, 1.034%, 7/15/27 (1)	393	393
OZLM VIII Series 2014-8A, Class A1RR, CLO, FRN 3M USD LIBOR + 1.17%, 1.36%, 10/17/29 (1)	1,632	1,632
OZLM VIII Series 2014-8A, Class A2RR, CLO, FRN 3M USD LIBOR + 1.80%, 1.99%, 10/17/29 (1)	1,095	1,097
Planet Fitness Master Issuer Series 2018-1A, Class A2I 4.262%, 9/5/48 (1)	2,452	2,458
Sierra Timeshare Receivables Funding Series 2018-2A, Class A 3.50%, 6/20/35 (1)	28	29
Sonic Capital Series 2018-1A, Class A2 4.026%, 2/20/48 (1)	141	144
Wendy's Funding Series 2018-1A, Class A2I 3.573%, 3/15/48 (1)	305	312
		18,654
Student Loan 1.0%		
Navient Private Education Refi Loan Trust Series 2019-CA, Class A2 3.13%, 2/15/68 (1)	1,648	1,687
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.60%, 8/15/68 (1)	1,501	1,545
Navient Private Education Refi Loan Trust Series 2019-GA, Class A 2.40%, 10/15/68 (1)	1,786	1,834

Navient Private Education Refi Loan Trust Series 2020-A, Class A2A 2.46%, 11/15/68 (1)	1,355	1,411
Navient Private Education Refi Loan Trust Series 2020-GA, Class A 1.17%, 9/16/69 (1)	630	633
Navient Private Education Refi Loan Trust Series 2020-HA, Class A 1.31%, 1/15/69 (1)	648	652
SLM Student Loan Trust Series 2010-1, Class A, FRN 1M USD LIBOR + 0.40%, 0.506%, 3/25/25	839	825
SMB Private Education Loan Trust Series 2018-B, Class A2A 3.60%, 1/15/37 (1)	879	934
SMB Private Education Loan Trust Series 2020-A, Class A2A 2.23%, 9/15/37 (1)	755	778
SMB Private Education Loan Trust Series 2020-B, Class A1A 1.29%, 7/15/53 (1)	2,329	2,337
SMB Private Education Loan Trust Series 2021-A, Class APT1 1.07%, 1/15/53 (1)	4,163	4,116
		16,752
Total Asset-Backed Securities (Cost $55,312)		**56,319**

CORPORATE BONDS 33.6%

FINANCIAL INSTITUTIONS 12.8%

Banking 7.7%		
ABN AMRO Bank, 4.75%, 7/28/25 (1)	390	438
Banco Santander, 3.125%, 2/23/23	600	627
Banco Santander, 3.49%, 5/28/30	600	634
Banco Santander, 3.848%, 4/12/23	1,400	1,488
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/25 (1)	1,260	1,421
Bank of America, 3.50%, 4/19/26	600	660
Bank of America, 4.00%, 1/22/25	650	713
Bank of America, 4.20%, 8/26/24	290	320
Bank of America, 6.00%, 10/15/36	300	416
Bank of America, 7.75%, 5/14/38	150	232
Bank of America, VR, 2.592%, 4/29/31 (2)	1,875	1,891
Bank of America, VR, 2.676%, 6/19/41 (2)	1,575	1,487
Bank of America, VR, 3.55%, 3/5/24 (2)	2,530	2,662

Bank of America, VR, 3.824%, 1/20/28 (2)	2,280	2,528
Bank of America, VR, 4.244%, 4/24/38 (2)	45	52
Bank of Nova Scotia, 1.625%, 5/1/23	2,800	2,862
Barclays, VR, 2.852%, 5/7/26 (2)	1,640	1,725
Barclays Bank, 1.70%, 5/12/22	820	831
BPCE, 4.00%, 9/12/23 (1)	1,550	1,671
BPCE, 4.50%, 3/15/25 (1)	1,015	1,120
BPCE, 5.70%, 10/22/23 (1)	850	947
Capital One Financial, 3.65%, 5/11/27	1,430	1,578
Capital One Financial, 3.90%, 1/29/24	810	880
Citibank, 3.40%, 7/23/21	1,250	1,256
Citigroup, 5.875%, 1/30/42	450	627
Citigroup, VR, 2.572%, 6/3/31 (2)(3)	3,060	3,070
Citigroup, VR, 3.887%, 1/10/28 (2)	2,050	2,279
Citigroup, VR, 4.075%, 4/23/29 (2)	1,920	2,154
Citizens Financial Group, 2.375%, 7/28/21 (3)	160	161
Citizens Financial Group, 4.30%, 2/11/31 (1)	575	623
Credit Suisse, 2.95%, 4/9/25	1,080	1,149
Credit Suisse Group, VR, 2.193%, 6/5/26 (1)(2)	1,765	1,803
Credit Suisse Group, VR, 2.593%, 9/11/25 (1)(2)	1,400	1,450
Credit Suisse Group, VR, 2.997%, 12/14/23 (1)(2)	745	768
Danske Bank, VR, 3.244%, 12/20/25 (1)(2)	2,290	2,439
Discover Bank, 2.70%, 2/6/30	2,000	2,030
Discover Financial Services, 3.75%, 3/4/25	1,440	1,562
Fifth Third Bancorp, 1.625%, 5/5/23	920	941
Goldman Sachs Group, 3.50%, 1/23/25	750	810
Goldman Sachs Group, 3.80%, 3/15/30	1,270	1,404
Goldman Sachs Group, 4.25%, 10/21/25	825	925
Goldman Sachs Group, 6.75%, 10/1/37	455	647
Goldman Sachs Group, VR, 3.272%, 9/29/25 (2)	1,915	2,054
HSBC Bank USA, 5.875%, 11/1/34	550	703
HSBC Holdings, VR, 2.013%, 9/22/28 (2)	3,345	3,297
HSBC Holdings, VR, 2.848%, 6/4/31 (2)	1,515	1,524
HSBC Holdings, VR, 3.262%, 3/13/23 (2)	1,000	1,024
ING Groep, 3.15%, 3/29/22	330	339
ING Groep, 3.55%, 4/9/24	2,640	2,854
Intesa Sanpaolo, 3.125%, 7/14/22 (1)	1,055	1,083
Intesa Sanpaolo, 3.375%, 1/12/23 (1)	375	391
JPMorgan Chase, 2.95%, 10/1/26	980	1,056
JPMorgan Chase, 3.375%, 5/1/23	2,085	2,202
JPMorgan Chase, VR, 2.522%, 4/22/31 (2)	2,320	2,342
JPMorgan Chase, VR, 2.956%, 5/13/31 (2)	1,230	1,259
JPMorgan Chase, VR, 3.559%, 4/23/24 (2)	1,250	1,325
JPMorgan Chase, VR, 3.782%, 2/1/28 (2)	990	1,099
JPMorgan Chase, VR, 3.882%, 7/24/38 (2)	1,405	1,556
KeyCorp, 2.25%, 4/6/27	1,950	2,023

Lloyds Banking Group, VR, 1.326%, 6/15/23 (2)	720	727
M&T Bank, 3.55%, 7/26/23	2,140	2,285
Manufacturers & Traders Trust, 3.40%, 8/17/27	250	276
Mitsubishi UFJ Financial Group, 2.193%, 2/25/25	2,200	2,283
Mitsubishi UFJ Financial Group, 3.535%, 7/26/21	2,640	2,659
Morgan Stanley, 3.125%, 7/27/26	2,000	2,162
Morgan Stanley, 4.10%, 5/22/23	1,290	1,383
Morgan Stanley, 4.30%, 1/27/45	750	889
Morgan Stanley, 6.25%, 8/9/26	175	216
Morgan Stanley, VR, 2.188%, 4/28/26 (2)	1,410	1,461
Morgan Stanley, VR, 3.622%, 4/1/31 (2)	1,125	1,234
Morgan Stanley, VR, 3.971%, 7/22/38 (2)	830	942
Natwest Group, VR, 4.519%, 6/25/24 (2)	2,050	2,208
NatWest Markets, 2.375%, 5/21/23 (1)(3)	2,505	2,596
PNC Bank, 3.50%, 6/8/23	2,025	2,150
Royal Bank of Canada, 1.60%, 4/17/23 (3)	2,345	2,404
State Street, 3.10%, 5/15/23	265	280
State Street, VR, 2.825%, 3/30/23 (2)(3)	595	608
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23	2,620	2,804
Toronto-Dominion Bank, 1.15%, 6/12/25	1,725	1,734
Toronto-Dominion Bank, VR, 3.625%, 9/15/31 (2)	245	270
Truist Bank, VR, 3.502%, 8/2/22 (2)	2,180	2,196
Truist Financial, 1.95%, 6/5/30	1,470	1,441
UBS Group, VR, 1.364%, 1/30/27 (1)(2)	1,700	1,684
UniCredit, 6.572%, 1/14/22 (1)	1,270	1,319
Wells Fargo, VR, 2.188%, 4/30/26 (2)	1,655	1,718
Wells Fargo, VR, 2.393%, 6/2/28 (2)	2,415	2,491
Wells Fargo, VR, 2.572%, 2/11/31 (2)	2,120	2,137
		123,969
Brokerage Asset Managers Exchanges 0.4%		
Eaton Vance, 3.625%, 6/15/23	25	26
Intercontinental Exchange, 1.85%, 9/15/32	1,735	1,603
Intercontinental Exchange, 3.45%, 9/21/23	1,155	1,231
National Securities Clearing, 1.50%, 4/23/25 (1)	3,605	3,660
		6,520
Finance Companies 0.6%		
AerCap Ireland Capital, 3.30%, 1/23/23 (3)	485	504
AerCap Ireland Capital, 3.50%, 5/26/22	335	344
AerCap Ireland Capital, 4.125%, 7/3/23	1,915	2,032
AerCap Ireland Capital, 4.875%, 1/16/24	825	902
AerCap Ireland Capital, 6.50%, 7/15/25	655	769
Air Lease, 3.50%, 1/15/22	580	592
Air Lease, 3.625%, 4/1/27	830	885
Avolon Holdings Funding, 3.95%, 7/1/24 (1)	495	523
GATX, 4.35%, 2/15/24	2,355	2,579

SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1)	525	559
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1)	329	350
		10,039
Insurance 2.6%		
AIA Group, 3.20%, 3/11/25 (1)	510	542
AIA Group, 3.60%, 4/9/29 (1)	1,825	1,980
AIA Group, FRN, 3M USD LIBOR + 0.52%, 0.707%, 9/20/21 (1)	1,490	1,491
AIG Global Funding, 2.30%, 7/1/22 (1)	15	15
Allstate, 6.125%, 12/15/32	150	198
American International Group, 3.40%, 6/30/30	3,890	4,143
American International Group, 3.875%, 1/15/35	425	464
Anthem, 4.55%, 3/1/48	1,135	1,350
Anthem, 4.65%, 1/15/43	485	582
Aon, 2.20%, 11/15/22	25	26
Aon, 3.875%, 12/15/25	405	450
Chubb INA Holdings, 3.35%, 5/15/24 (3)	550	595
Equitable Holdings, 3.90%, 4/20/23	312	331
Fidelity National Financial, 4.50%, 8/15/28	1,615	1,826
First American Financial, 4.60%, 11/15/24	410	456
High Street Funding Trust I, 4.111%, 2/15/28 (1)	1,100	1,234
Liberty Mutual Group, 4.50%, 6/15/49 (1)	1,670	1,849
Liberty Mutual Group, 4.85%, 8/1/44 (1)	1,370	1,612
Lincoln National, 3.80%, 3/1/28	1,205	1,341
Marsh & McLennan, 2.25%, 11/15/30	620	614
Marsh & McLennan, 3.30%, 3/14/23	210	221
Marsh & McLennan, 3.50%, 6/3/24	1,915	2,064
New York Life Insurance, 3.75%, 5/15/50 (1)	1,415	1,516
Principal Financial Group, 2.125%, 6/15/30	2,215	2,168
Principal Financial Group, 3.30%, 9/15/22	5	5
Principal Financial Group, 3.40%, 5/15/25	1,215	1,313
Principal Financial Group, 3.70%, 5/15/29	10	11
Protective Life Global Funding, 1.17%, 7/15/25 (1)	2,345	2,335
Reinsurance Group of America, 5.00%, 6/1/21	915	918
Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (1)	1,400	1,614
Travelers, 6.25%, 6/15/37	225	323
Trinity Acquisition, 3.50%, 9/15/21	175	176
UnitedHealth Group, 2.00%, 5/15/30 (3)	10	10
UnitedHealth Group, 3.50%, 8/15/39	1,960	2,104
UnitedHealth Group, 3.75%, 7/15/25	400	445
UnitedHealth Group, 4.75%, 7/15/45	900	1,133
Voya Financial, 3.125%, 7/15/24	1,440	1,542
Willis North America, 3.60%, 5/15/24	435	468
Willis North America, 4.50%, 9/15/28	1,110	1,268
		40,733

Real Estate Investment Trusts 1.5%		
Alexandria Real Estate Equities, 3.95%, 1/15/27	10	11
Alexandria Real Estate Equities, 4.00%, 2/1/50	1,975	2,168
American Campus Communities Operating Partnership, 3.625%, 11/15/27	1,811	1,975
American Campus Communities Operating Partnership, 4.125%, 7/1/24	540	590
Boston Properties, 3.125%, 9/1/23 (3)	900	945
Brixmor Operating Partnership, 3.90%, 3/15/27	495	542
Brixmor Operating Partnership, 4.05%, 7/1/30	760	832
Duke Realty, 4.00%, 9/15/28	2,110	2,356
ERP Operating, 3.00%, 4/15/23	35	36
Essex Portfolio, 2.65%, 3/15/32	660	659
Essex Portfolio, 4.50%, 3/15/48	1,455	1,706
Federal Realty Investment Trust, 2.75%, 6/1/23	1,000	1,040
Healthcare Realty Trust, 3.625%, 1/15/28 (3)	605	654
Healthpeak Properties, 2.875%, 1/15/31	420	430
Highwoods Realty, 3.625%, 1/15/23	880	912
Kilroy Realty, 3.45%, 12/15/24	750	803
Kilroy Realty, 4.375%, 10/1/25	335	372
Life Storage, 4.00%, 6/15/29	15	16
Prologis, 2.125%, 4/15/27	335	345
Regency Centers, 3.60%, 2/1/27	350	382
Regency Centers, 4.125%, 3/15/28	520	574
Simon Property Group, 3.80%, 7/15/50	2,830	2,965
VEREIT Operating Partnership, 2.20%, 6/15/28	685	690
VEREIT Operating Partnership, 3.95%, 8/15/27	835	928
VEREIT Operating Partnership, 4.625%, 11/1/25	1,775	2,017
		23,948
Total Financial Institutions		205,209
INDUSTRIAL 18.9%		
Basic Industry 0.5%		
Air Products & Chemicals, 1.50%, 10/15/25	150	153
ArcelorMittal, 4.55%, 3/11/26	1,055	1,170
Celulosa Arauco y Constitucion, 3.875%, 11/2/27	570	615
Dow Chemical, 3.15%, 5/15/24	870	926
LYB International Finance II, 3.50%, 3/2/27	1,000	1,091
Nucor, 2.70%, 6/1/30	775	796
Nucor, 3.95%, 5/1/28	1,405	1,576
Nutrien, 4.00%, 12/15/26	525	590
Packaging Corp. of America, 3.65%, 9/15/24	395	428
Packaging Corp. of America, 4.50%, 11/1/23	185	201
		7,546
Capital Goods 0.6%		
Boral Finance, 3.00%, 11/1/22 (1)	125	128

CRH America Finance, 3.95%, 4/4/28 (1)	1,700	1,909
General Dynamics, 3.25%, 4/1/25	35	38
General Electric, 6.75%, 3/15/32	378	509
L3Harris Technologies, 3.832%, 4/27/25	295	325
Lockheed Martin, 3.60%, 3/1/35	240	269
Lockheed Martin, 4.07%, 12/15/42	184	215
Raytheon Technologies, 7.20%, 8/15/27	200	263
Republic Services, 2.50%, 8/15/24	20	21
Republic Services, 3.375%, 11/15/27	585	640
Roper Technologies, 1.40%, 9/15/27	3,630	3,537
Roper Technologies, 2.00%, 6/30/30	575	553
Roper Technologies, 2.95%, 9/15/29	685	717
Roper Technologies, 3.80%, 12/15/26	660	738
Vulcan Materials, 4.50%, 6/15/47	5	6
		9,868
Communications 3.6%		
America Movil SAB de CV, 2.875%, 5/7/30	1,500	1,554
America Movil SAB de CV, 3.625%, 4/22/29	1,475	1,608
America Movil SAB de CV, 6.375%, 3/1/35	300	422
American Tower, 2.40%, 3/15/25	1,010	1,055
AT&T, 2.25%, 2/1/32	3,500	3,309
AT&T, 3.00%, 6/30/22	2,000	2,052
AT&T, 3.50%, 6/1/41	3,985	3,921
AT&T, 4.35%, 3/1/29	1,020	1,156
CC Holdings, 3.849%, 4/15/23	425	451
Charter Communications Operating, 2.80%, 4/1/31	2,365	2,338
Charter Communications Operating, 3.70%, 4/1/51	1,795	1,695
Charter Communications Operating, 4.908%, 7/23/25	1,230	1,398
Comcast, 1.95%, 1/15/31	4,970	4,798
Comcast, 2.65%, 2/1/30	10	10
Comcast, 3.20%, 7/15/36	80	84
Comcast, 3.90%, 3/1/38	2,910	3,277
Comcast, 3.95%, 10/15/25	845	948
Crown Castle International, 2.25%, 1/15/31	1,665	1,606
Crown Castle International, 3.70%, 6/15/26	700	770
Crown Castle Towers, 3.222%, 5/15/22 (1)	25	25
Crown Castle Towers, 3.663%, 5/15/25 (1)	195	207
Crown Castle Towers, 3.72%, 7/15/23 (1)	450	467
Fox, 4.03%, 1/25/24	600	650
Interpublic Group, 4.20%, 4/15/24	410	450
Omnicom Group, 3.60%, 4/15/26 (3)	695	768
Omnicom Group, 3.625%, 5/1/22	760	785
Omnicom Group, 3.65%, 11/1/24	460	502
RELX Capital, 3.00%, 5/22/30	1,120	1,172
RELX Capital, 3.50%, 3/16/23	535	563

Rogers Communications, 3.625%, 12/15/25	335	368
SBA Tower Trust, 2.836%, 1/15/25 (1)	1,005	1,055
T-Mobile USA, 3.75%, 4/15/27 (1)	3,565	3,929
Thomson Reuters, 3.35%, 5/15/26	225	244
Time Warner Cable, 4.00%, 9/1/21	105	105
Time Warner Cable, 6.55%, 5/1/37	235	311
Time Warner Cable, 6.75%, 6/15/39	275	375
Verizon Communications, 1.68%, 10/30/30 (1)	625	585
Verizon Communications, 2.65%, 11/20/40	6,700	6,180
Verizon Communications, 4.00%, 3/22/50	1,500	1,629
Verizon Communications, 4.272%, 1/15/36	745	856
Vodafone Group, 4.25%, 9/17/50	700	777
Vodafone Group, 4.875%, 6/19/49	20	24
Walt Disney, 3.70%, 10/15/25	285	315
Weibo, 3.50%, 7/5/24	1,275	1,339
WPP Finance 2010, 3.75%, 9/19/24	1,350	1,474
		57,607
Consumer Cyclical 2.8%		
Alibaba Group Holding, 4.00%, 12/6/37	4,000	4,330
Amazon.com, 2.80%, 8/22/24	585	627
Amazon.com, 3.875%, 8/22/37	930	1,068
Amazon.com, 5.20%, 12/3/25 (3)	1,053	1,247
Aptiv, 4.15%, 3/15/24	385	419
AutoZone, 1.65%, 1/15/31	2,000	1,852
AutoZone, 3.125%, 4/18/24 (3)	2,320	2,474
AutoZone, 3.125%, 4/21/26 (3)	445	481
AutoZone, 3.75%, 6/1/27	20	22
BMW U.S. Capital, 3.80%, 4/6/23 (1)	3,805	4,043
Booking Holdings, 3.60%, 6/1/26	665	734
Booking Holdings, 3.65%, 3/15/25 (3)	810	885
Expedia Group, 5.00%, 2/15/26 (3)	1,070	1,213
General Motors, 4.00%, 4/1/25	1,090	1,186
General Motors Financial, 3.55%, 7/8/22	15	16
Home Depot, 5.875%, 12/16/36	3,000	4,159
Hyatt Hotels, 3.375%, 7/15/23 (3)	185	194
Hyundai Capital America, 1.30%, 1/8/26 (1)(3)	1,510	1,480
Hyundai Capital America, 5.75%, 4/6/23 (1)	2,775	3,032
McDonald's, 1.45%, 9/1/25	935	949
McDonald's, 3.30%, 7/1/25	15	16
O'Reilly Automotive, 3.60%, 9/1/27	20	22
O'Reilly Automotive, 3.80%, 9/1/22	10	10
O'Reilly Automotive, 3.90%, 6/1/29	2,470	2,732
PACCAR Financial, 2.65%, 5/10/22 (3)	25	26
PACCAR Financial, 2.65%, 4/6/23	1,030	1,077
QVC, 4.375%, 3/15/23	2,020	2,134

QVC, 4.45%, 2/15/25	75	80
QVC, 4.85%, 4/1/24	840	911
Ross Stores, 1.875%, 4/15/31	300	283
Ross Stores, 4.60%, 4/15/25	3,575	4,036
TJX, 1.60%, 5/15/31	1,425	1,335
Volkswagen Group of America Finance, 2.70%, 9/26/22 (1)	305	315
Walmart, 3.40%, 6/26/23	1,900	2,024
		45,412
Consumer Non-Cyclical 4.4%		
Abbott Laboratories, 1.15%, 1/30/28 (3)	1,155	1,121
Abbott Laboratories, 3.40%, 11/30/23	784	840
Abbott Laboratories, 4.75%, 11/30/36	1,535	1,920
AbbVie, 3.20%, 5/14/26	225	244
AbbVie, 3.60%, 5/14/25	880	962
AbbVie, 4.45%, 5/14/46	1,280	1,482
AbbVie, 4.50%, 5/14/35	1,235	1,447
AbbVie, 4.70%, 5/14/45	1,385	1,653
Agilent Technologies, 3.875%, 7/15/23	920	978
Altria Group, 2.35%, 5/6/25	250	261
Altria Group, 4.75%, 5/5/21	1,000	1,000
Amgen, 2.77%, 9/1/53 (1)	1,239	1,091
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39	30	38
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49	3,390	4,384
Banner Health, 1.897%, 1/1/31	850	820
Banner Health, 2.913%, 1/1/51	35	33
Bayer U.S. Finance II, 3.50%, 6/25/21 (1)	850	851
Becton Dickinson & Company, 2.823%, 5/20/30	2,135	2,200
Becton Dickinson & Company, 3.70%, 6/6/27	1,114	1,235
Bestfoods, 6.625%, 4/15/28	5	6
Biogen, 2.25%, 5/1/30 (3)	2,885	2,798
Biogen, 3.625%, 9/15/22	570	597
Boston Scientific, 3.75%, 3/1/26	2,350	2,610
Bristol-Myers Squibb, 3.55%, 8/15/22	905	941
Bristol-Myers Squibb, 4.25%, 10/26/49	1,055	1,254
Cardinal Health, 3.41%, 6/15/27	1,405	1,529
Cardinal Health, 3.75%, 9/15/25	905	994
Centra Health, 4.70%, 1/1/48	25	27
Cigna, 3.00%, 7/15/23	340	356
Cigna, 3.75%, 7/15/23	1,005	1,072
CommonSpirit Health, 2.76%, 10/1/24	865	914
CommonSpirit Health, 2.782%, 10/1/30	980	998
CommonSpirit Health, 3.91%, 10/1/50	40	42
CVS Health, 1.875%, 2/28/31	1,135	1,070
CVS Health, 2.70%, 8/21/40	425	390
CVS Health, 3.25%, 8/15/29	1,330	1,414

CVS Health, 5.125%, 7/20/45	925	1,153
Danone, 2.947%, 11/2/26 (1)	1,065	1,143
Diageo Capital, 1.375%, 9/29/25	1,080	1,096
Elanco Animal Health, 4.912%, 8/27/21	295	298
Evernorth Health, 3.00%, 7/15/23	20	21
Gilead Sciences, 3.25%, 9/1/22	600	620
Hackensack Meridian Health, 4.211%, 7/1/48	1,680	2,006
Hasbro, 3.00%, 11/19/24	1,395	1,485
HCA, 4.125%, 6/15/29	1,695	1,879
Indiana University Health Obligated Group, 3.97%, 11/1/48	1,030	1,203
Kaiser Foundation Hospitals, 3.50%, 4/1/22	460	473
Keurig Dr Pepper, 2.55%, 9/15/26	450	475
Keurig Dr Pepper, 3.551%, 5/25/21	935	937
Mass General Brigham, Series 2020, 3.192%, 7/1/49	1,905	1,941
MedStar Health, Series 20A, 3.626%, 8/15/49	920	966
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 7/1/55	600	733
Northwell Healthcare, 3.979%, 11/1/46 (3)	1,275	1,387
Perrigo Finance Unlimited, 3.15%, 6/15/30 (3)	1,725	1,714
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23	1,660	1,743
Stanford Health Care, Series 2018, 3.795%, 11/15/48	440	502
Takeda Pharmaceutical, 2.05%, 3/31/30	2,310	2,237
Teva Pharmaceutical Finance IV, 3.65%, 11/10/21	380	383
Thermo Fisher Scientific, 4.133%, 3/25/25	5	5
Unilever Capital, 3.00%, 3/7/22	1,255	1,284
West Virginia United Health System Obligated Group, Series 2018, 4.924%, 6/1/48	1,620	1,990
Zoetis, 2.00%, 5/15/30	3,365	3,254
		70,500
Energy 3.6%		
Boardwalk Pipelines, 3.40%, 2/15/31	2,130	2,210
Boardwalk Pipelines, 4.45%, 7/15/27	230	256
Boardwalk Pipelines, 4.95%, 12/15/24	380	426
BP Capital Markets America, 1.749%, 8/10/30 (3)	1,710	1,625
BP Capital Markets America, 3.194%, 4/6/25	2,900	3,131
BP Capital Markets America, 3.41%, 2/11/26	1,280	1,404
Cameron LNG, 2.902%, 7/15/31 (1)	520	531
Cameron LNG, 3.701%, 1/15/39 (1)	430	464
Canadian Natural Resources, 2.95%, 1/15/23	1,475	1,528
Canadian Natural Resources, 2.95%, 7/15/30	1,520	1,534
Chevron, 1.995%, 5/11/27 (3)	1,350	1,396
ConocoPhillips, 2.40%, 2/15/31 (1)	380	377
ConocoPhillips, 3.75%, 10/1/27 (1)	360	400
ConocoPhillips, 4.95%, 3/15/26 (3)	1,900	2,218
DCP Midstream Operating, 3.875%, 3/15/23	15	16
DCP Midstream Operating, 4.75%, 9/30/21 (1)	710	713

Diamondback Energy, 2.875%, 12/1/24	2,265	2,398
Enbridge, 4.00%, 10/1/23	420	450
Enbridge, 4.25%, 12/1/26	355	399
Enbridge, 5.50%, 12/1/46	555	696
Enbridge Energy Partners, 5.50%, 9/15/40	170	208
Energy Transfer, 3.75%, 5/15/30 (3)	680	707
Energy Transfer, 5.25%, 4/15/29	1,105	1,267
Eni, Series X-R, 4.00%, 9/12/23 (1)	620	666
Enterprise Products Operating, 3.50%, 2/1/22 (3)	2,650	2,713
EOG Resources, 2.625%, 3/15/23	2,175	2,254
EOG Resources, 4.375%, 4/15/30 (3)	1,710	1,974
Exxon Mobil, 1.571%, 4/15/23	4,155	4,254
Florida Gas Transmission, 3.875%, 7/15/22 (1)	455	468
MPLX, FRN, 3M USD LIBOR + 1.10%, 1.285%, 9/9/22	1,510	1,510
Occidental Petroleum, 2.90%, 8/15/24	2,385	2,379
Occidental Petroleum, 3.00%, 2/15/27	1,475	1,407
Pioneer Natural Resources, 1.125%, 1/15/26	695	686
Sabine Pass Liquefaction, 4.20%, 3/15/28	815	899
Sabine Pass Liquefaction, 4.50%, 5/15/30	655	736
Schlumberger Holdings, 3.75%, 5/1/24 (1)	1,075	1,158
Southeast Supply Header, 4.25%, 6/15/24 (1)	405	406
Spectra Energy Partners, 3.375%, 10/15/26	460	495
Spectra Energy Partners, 4.75%, 3/15/24	25	28
Suncor Energy, 3.10%, 5/15/25	760	814
Suncor Energy, 3.60%, 12/1/24	355	386
Total Capital International, 2.434%, 1/10/25	40	42
Total Capital International, 2.986%, 6/29/41	2,410	2,344
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	790	900
Valero Energy, 2.85%, 4/15/25	3,800	4,005
Williams, 4.85%, 3/1/48	190	216
Woodside Finance, 3.70%, 9/15/26 (1)	330	353
Woodside Finance, 3.70%, 3/15/28 (1)	435	457
Woodside Finance, 4.50%, 3/4/29 (1)	1,435	1,576
		57,480
Industrial Other 0.2%		
Alfa SAB de CV, 5.25%, 3/25/24 (1)	200	220
Georgetown University, Series B, 4.315%, 4/1/49 (3)	1,475	1,770
Northwestern University, Series 2020, 2.64%, 12/1/50	1,280	1,243
President & Fellows of Harvard College, 3.619%, 10/1/37	385	446
		3,679
Technology 2.4%		
Apple, 1.25%, 8/20/30 (3)	2,920	2,736
Apple, 3.20%, 5/13/25	45	49
Apple, 3.20%, 5/11/27	4,005	4,406
Avnet, 4.625%, 4/15/26	1,440	1,622

Baidu, 3.875%, 9/29/23 (3)	1,555	1,660
Broadcom, 4.70%, 4/15/25	920	1,038
Fiserv, 3.20%, 7/1/26	10	11
Keysight Technologies, 4.55%, 10/30/24	1,427	1,586
Microchip Technology, 3.922%, 6/1/21	465	466
Micron Technology, 2.497%, 4/24/23	960	995
Micron Technology, 4.185%, 2/15/27	2,695	3,025
NXP, 3.15%, 5/1/27 (1)	395	423
PayPal Holdings, 1.65%, 6/1/25	3,405	3,500
QUALCOMM, 2.15%, 5/20/30	3,090	3,099
QUALCOMM, 3.25%, 5/20/27	1,004	1,108
ServiceNow, 1.40%, 9/1/30	3,710	3,375
Tencent Holdings, 2.985%, 1/19/23 (1)	550	569
Texas Instruments, 1.375%, 3/12/25	655	671
Texas Instruments, 1.75%, 5/4/30	1,240	1,203
Visa, 1.90%, 4/15/27	2,700	2,786
Visa, 2.15%, 9/15/22	1,025	1,051
Western Union, 2.85%, 1/10/25	5	5
Western Union, 6.20%, 11/17/36 (3)	2,684	3,318
		38,702
Transportation 0.8%		
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26	570	563
American Airlines PTT, Series 2016-1, Class B, 5.25%, 1/15/24	729	711
American Airlines PTT, Series 2019-1, Class AA, 3.15%, 2/15/32	33	33
Burlington Northern Santa Fe, 6.15%, 5/1/37	100	139
Canadian National Railway, 6.25%, 8/1/34	95	134
Delta Air Lines, 3.80%, 4/19/23	550	567
ERAC USA Finance, 3.85%, 11/15/24 (1)	15	16
ERAC USA Finance, 4.50%, 8/16/21 (1)	330	334
ERAC USA Finance, 4.50%, 2/15/45 (1)	260	304
Heathrow Funding, 4.875%, 7/15/21 (1)	1,120	1,129
Kansas City Southern, 2.875%, 11/15/29	1,140	1,186
Kansas City Southern, 3.00%, 5/15/23	355	369
Kansas City Southern, 3.50%, 5/1/50	1,155	1,186
Kansas City Southern, 4.70%, 5/1/48	720	862
Norfolk Southern, 5.59%, 5/17/25	48	56
Transurban Finance, 2.45%, 3/16/31 (1)(3)	1,820	1,783
Transurban Finance, 3.375%, 3/22/27 (1)	235	255
Transurban Finance, 4.125%, 2/2/26 (1)	185	206
United Airlines PTT, Series 2014-2, Class B, 4.625%, 9/3/22	536	546
United Airlines PTT, Series 2016-2, Class A, 3.10%, 10/7/28	746	755
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30	1,091	1,107
		12,241
Total Industrial		303,035

UTILITY 1.9%		
Electric 1.7%		
American Electric Power, Series I, 3.65%, 12/1/21	210	214
Ausgrid Finance, 3.85%, 5/1/23 (1)	1,120	1,173
Berkshire Hathaway Energy, 6.125%, 4/1/36	170	233
CenterPoint Energy, 3.60%, 11/1/21	850	863
CenterPoint Energy Houston Electric, Series K2, 6.95%, 3/15/33	100	139
CMS Energy, 4.875%, 3/1/44	635	770
Duke Energy, 2.65%, 9/1/26	355	373
Duke Energy, 3.75%, 9/1/46	280	289
Duke Energy Florida, 6.35%, 9/15/37	170	243
Duke Energy Progress, 6.30%, 4/1/38	100	142
Enel Finance International, 4.25%, 9/14/23 (1)	1,930	2,087
Exelon, 3.40%, 4/15/26	1,815	1,974
Metropolitan Edison, 4.30%, 1/15/29 (1)	2,320	2,569
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1)	1,765	1,925
Mississippi Power, 3.95%, 3/30/28	905	1,004
Nevada Power, Series N, 6.65%, 4/1/36	400	566
Ohio Power, Series M, 5.375%, 10/1/21	450	459
Pacific Gas & Electric, 2.10%, 8/1/27	1,985	1,932
PacifiCorp, 4.125%, 1/15/49	1,400	1,613
PacifiCorp, 6.25%, 10/15/37	90	126
PECO Energy, 5.95%, 10/1/36	150	209
Public Service Electric & Gas, 5.70%, 12/1/36	180	236
San Diego Gas & Electric, Series FFF, 6.125%, 9/15/37	170	229
San Diego Gas & Electric, Series TTT, 4.10%, 6/15/49	1,790	2,078
Southern, 4.40%, 7/1/46	1,935	2,199
Tampa Electric, 6.15%, 5/15/37	700	937
Virginia Electric & Power, Series A, 2.875%, 7/15/29	1,100	1,160
Vistra Operations, 3.55%, 7/15/24 (1)	1,285	1,333
		27,075
Natural Gas 0.2%		
APT Pipelines, 4.25%, 7/15/27 (1)	385	428
Nisource, 3.49%, 5/15/27	710	775
Nisource, 3.95%, 3/30/48	1,000	1,087
NiSource, 1.70%, 2/15/31	1,280	1,189
Southern California Gas, Series KK, 5.75%, 11/15/35	140	178
		3,657
Total Utility		30,732
Total Corporate Bonds (Cost $513,519)		538,976

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.3%		
Local Authorities 0.6%		
Province of Alberta, 3.30%, 3/15/28	1,605	1,779
Province of Manitoba, 2.60%, 4/16/24	1,507	1,598
Province of New Brunswick, 3.625%, 2/24/28	2,545	2,863
Province of Ontario, 2.40%, 2/8/22 (3)	2,000	2,033
Province of Quebec, 2.75%, 8/25/21 (3)	1,350	1,361
Province of Quebec, 2.875%, 10/16/24	35	38
Province of Quebec, 7.50%, 9/15/29	104	148
		9,820
Owned No Guarantee 0.2%		
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1)	295	364
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (1)	570	616
Pertamina Persero, 4.30%, 5/20/23 (1)	650	692
Perusahaan Gas Negara, 5.125%, 5/16/24 (1)	405	447
State Grid Overseas Investment, 3.75%, 5/2/23 (1)	1,155	1,223
		3,342
Sovereign 0.5%		
Government of Qatar, 3.75%, 4/16/30 (1)	730	819
Republic of Colombia, 4.00%, 2/26/24	260	278
Republic of Indonesia, 4.875%, 5/5/21	700	700
Republic of Poland, 3.25%, 4/6/26	890	985
United Mexican States, 2.659%, 5/24/31 (3)	5,154	4,969
United Mexican States, 8.00%, 9/24/22	300	330
		8,081
Total Foreign Government Obligations & Municipalities (Cost $20,135)		**21,243**
MUNICIPAL SECURITIES 3.0%		
California 0.4%		
Bay Area Toll Auth., Build America, Series S-1, 6.918%, 4/1/40	710	1,050
California, Build America, GO, 7.625%, 3/1/40	1,350	2,206
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%, 3/1/33 (4)	250	276
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40	700	1,061
Regents of the Univ. of California Medical Center Ed Revenue Bonds, Series N, 3.256%, 5/15/60	700	712
San Diego County Water Auth., Build America, Series B, 6.138%, 5/1/49	275	404
San Jose Redev. Agency, Senior Tax Allocation, Series A, 3.375%, 8/1/34	610	658
Univ. of California Regents, Series AJ, 4.601%, 5/15/31	20	23

Univ. of California Regents, Build America, 5.77%, 5/15/43	470	647
		7,037
Florida 0.1%		
Florida Dev. Finance, Nova Southeastern Univ., Series B, 4.109%, 4/1/50	1,425	1,459
		1,459
Georgia 0.2%		
Municipal Electric Auth. of Georgia, Build America, Vogtle Units, 6.655%, 4/1/57	1,778	2,618
		2,618
Illinois 0.2%		
Chicago O'Hare Int'l Airport, Build America, Series B, 6.395%, 1/1/40	1,350	1,986
Chicago O'Hare Int'l Airport, Senior Lien, Series D, 2.346%, 1/1/30	625	636
Illinois Toll Highway Auth., Build America, Series A, 6.184%, 1/1/34	315	428
Metropolitan Water Reclamation Dist. of Greater Chicago, Build America, Series A-1, GO, 5.72%, 12/1/38	480	662
		3,712
Maryland 0.1%		
Maryland Economic Development, Seagirt Marine Terminal, Series B, 4.75%, 6/1/42	2,045	2,095
		2,095
Michigan 0.2%		
Detroit City School Dist., Qualified School Construction Bonds, GO, 6.645%, 5/1/29	1,255	1,683
Great Lakes Water Auth. Sewage Disposal System Revenue, Senior Lien, Series A, 3.056%, 7/1/39	450	461
Great Lakes Water Auth. Water Supply System Revenue, Senior Lien, Series C, 3.473%, 7/1/41	1,520	1,620
		3,764
Minnesota 0.2%		
Western Minnesota Municipal Power Agency, Series A, 3.156%, 1/1/39	2,350	2,470
		2,470
New Jersey 0.1%		
New Jersey Turnpike Auth., Build America, Series F, 7.414%, 1/1/40	1,000	1,601
		1,601
New York 0.3%		
Dormitory Auth. of the State of New York, New York Univ., Series B, 3.879%, 7/1/46	950	1,010
Dormitory Auth. of the State of New York, New York Univ., Series B, 4.85%, 7/1/48	800	910
Metropolitan Transportation Auth., Build America, 6.548%, 11/15/31	1,320	1,668

Wisconsin 0.1%		
Wisconsin General Fund Annual Appropriation, Series A, 3.954%, 5/1/36	1,700	1,893
		1,893
Total Municipal Securities (Cost $42,894)		**47,765**
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 6.8%		
Collateralized Mortgage Obligations 3.2%		
Angel Oak Mortgage Trust Series 2020-3, Class A1, CMO, ARM 1.691%, 4/25/65 (1)	2,491	2,517
Angel Oak Mortgage Trust Series 2020-6, Class A2, CMO, ARM 1.518%, 5/25/65 (1)	984	991
Angel Oak Mortgage Trust Series 2021-1, Class A1, CMO, ARM 0.909%, 1/25/66 (1)	3,778	3,767
Citigroup Mortgage Loan Trust Series 2020-EXP2, Class A3, CMO, ARM 2.50%, 8/25/50 (1)	2,644	2,699
COLT Mortgage Loan Trust Series 2020-3, Class A1, CMO, ARM 1.506%, 4/27/65 (1)	2,046	2,056
Connecticut Avenue Securities Series 2017-C05, Class 1ED3, CMO, ARM 1M USD LIBOR + 1.20%, 1.306%, 1/25/30	1,527	1,489
Connecticut Avenue Securities Series 2017-C06, Class 2ED1, CMO, ARM 1M USD LIBOR + 1.00%, 1.106%, 2/25/30	15	15
Connecticut Avenue Securities Series 2020-R02, Class 2M1, CMO, ARM 1M USD LIBOR + 0.75%, 0.856%, 1/25/40 (1)	1	1
Deephaven Residential Mortgage Trust Series 2019-2A, Class A1, CMO, ARM 3.558%, 4/25/59 (1)	413	414
Ellington Financial Mortgage Trust Series 2019-2, Class A3, CMO, ARM 3.046%, 11/25/59 (1)	543	554
FWD Securitization Trust Series 2020-INV1, Class A3, CMO, ARM 2.44%, 1/25/50 (1)	987	993
Galton Funding Mortgage Trust Series 2018-1, Class A23, CMO, ARM 3.50%, 11/25/57 (1)	223	230

Galton Funding Mortgage Trust Series 2019-1, Class A42, CMO, ARM 4.00%, 2/25/59 (1)	160	161
Galton Funding Mortgage Trust Series 2019-H1, Class A1, CMO, ARM 2.657%, 10/25/59 (1)	474	483
Galton Funding Mortgage Trust Series 2019-H1, Class A3, CMO, ARM 2.964%, 10/25/59 (1)	1,124	1,137
Goldman Sachs Mortgage-Backed Securities Trust Series 2020-INV1, Class A14, CMO, ARM 3.00%, 10/25/50 (1)	2,169	2,215
Homeward Opportunities Fund I Trust Series 2019-3, Class A1, CMO, ARM 2.675%, 11/25/59 (1)	1,439	1,461
Homeward Opportunities Fund I Trust Series 2019-3, Class A3, CMO, ARM 3.031%, 11/25/59 (1)	786	797
MetLife Securitization Trust Series 2018-1A, Class A, CMO, ARM 3.75%, 3/25/57 (1)	1,334	1,393
Mill City Mortgage Loan Trust Series 2016-1, Class A1, CMO, ARM 2.50%, 4/25/57 (1)	28	28
Mill City Mortgage Loan Trust Series 2018-1, Class A1, CMO, ARM 3.25%, 5/25/62 (1)	609	627
New Residential Mortgage Loan Trust Series 2019-NQM5, Class A1, CMO, ARM 2.71%, 11/25/59 (1)	1,325	1,355
New Residential Mortgage Loan Trust Series 2020-NQM1, Class A3, CMO, ARM 2.769%, 1/26/60 (1)	788	798
New Residential Mortgage Loan Trust Series 2020-NQM2, Class A1, CMO, ARM 1.65%, 5/24/60 (1)	1,956	1,982
OBX Trust Series 2019-EXP3, Class 1A9, CMO, ARM 3.50%, 10/25/59 (1)	509	518
OBX Trust Series 2019-EXP3, Class 2A2, CMO, ARM 1M USD LIBOR + 1.10%, 1.206%, 10/25/59 (1)	326	331
OBX Trust Series 2019-INV1, Class A10, CMO, ARM 4.00%, 11/25/48 (1)	840	845
Seasoned Credit Risk Transfer Trust Series 2016-1, Class M1, CMO, ARM 3.00%, 9/25/55 (1)	115	115

Sequoia Mortgage Trust Series 2018-CH1, Class A11, CMO, ARM 3.50%, 2/25/48 (1)	57	57
Sequoia Mortgage Trust Series 2018-CH2, Class A3, CMO, ARM 4.00%, 6/25/48 (1)	483	490
SG Residential Mortgage Trust Series 2019-3, Class A1, CMO, ARM 2.703%, 9/25/59 (1)	474	481
Starwood Mortgage Residential Trust Series 2019-INV1, Class A1, CMO, ARM 2.61%, 9/27/49 (1)	148	150
Starwood Mortgage Residential Trust Series 2019-INV1, Class A3, CMO, ARM 2.916%, 9/27/49 (1)	607	616
Starwood Mortgage Residential Trust Series 2020-INV1, Class A1, CMO, ARM 1.027%, 11/25/55 (1)	1,548	1,552
Structured Agency Credit Risk Debt Notes Series 2020-DNA6, Class M1, CMO, ARM SOFR30A + 0.90%, 0.91%, 12/25/50 (1)	694	694
Structured Agency Credit Risk Debt Notes Series 2020-HQA5, Class M1, CMO, ARM SOFR30A + 1.10%, 1.11%, 11/25/50 (1)	838	838
Structured Agency Credit Risk Debt Notes Series 2021-DNA2, Class M1, CMO, ARM SOFR30A + 0.80%, 0.81%, 8/25/33 (1)	2,020	2,021
Structured Agency Credit Risk Debt Notes Series 2021-HQA1, Class M1, CMO, ARM SOFR30A + 0.70%, 0.71%, 8/25/33 (1)	3,235	3,235
Towd Point Mortgage Trust Series 2015-4, Class A1B, CMO, ARM 2.75%, 4/25/55 (1)	2	2
Towd Point Mortgage Trust Series 2016-1, Class A1B, CMO, ARM 2.75%, 2/25/55 (1)	70	70
Towd Point Mortgage Trust Series 2016-2, Class A1A, CMO, ARM 2.75%, 8/25/55 (1)	136	137
Towd Point Mortgage Trust Series 2016-3, Class A1, CMO, ARM 2.25%, 4/25/56 (1)	131	132
Towd Point Mortgage Trust Series 2017-1, Class A1, CMO, ARM 2.75%, 10/25/56 (1)	200	204
Towd Point Mortgage Trust Series 2017-6, Class A1, CMO, ARM 2.75%, 10/25/57 (1)	416	428

Towd Point Mortgage Trust Series 2018-1, Class A1, CMO, ARM 3.00%, 1/25/58 (1)	226	233
Verus Securitization Trust Series 2019-4, Class A1, CMO, STEP 2.642%, 11/25/59 (1)	1,509	1,535
Verus Securitization Trust Series 2019-INV3, Class A1, CMO, ARM 2.692%, 11/25/59 (1)	1,935	1,971
Verus Securitization Trust Series 2020-1, Class A3, CMO, STEP 2.724%, 1/25/60 (1)	2,764	2,799
Verus Securitization Trust Series 2021-1, Class A1, CMO, ARM 0.815%, 1/25/66 (1)	1,566	1,560
Vista Point Securitization Trust Series 2020-1, Class A1, CMO, ARM 1.763%, 3/25/65 (1)	2,291	2,317
		51,494
Commercial Mortgage-Backed Securities 3.6%		
Atrium Hotel Portfolio Trust Series 2017-ATRM, Class A, ARM 1M USD LIBOR + 0.93%, 1.045%, 12/15/36 (1)	1,435	1,435
BANK Series 2017-BNK8, Class B, ARM 4.062%, 11/15/50	1,795	1,964
Barclays Commercial Mortgage Trust Series 2019-BWAY, Class D, ARM 1M USD LIBOR + 2.16%, 2.275%, 11/15/34 (1)	545	538
Barclays Commercial Mortgage Trust Series 2020-BID, Class A, ARM 1M USD LIBOR + 2.14%, 2.255%, 10/15/37 (1)	3,285	3,301
BFLD Series 2019-DPLO, Class C, ARM 1M USD LIBOR + 1.54%, 1.655%, 10/15/34 (1)	1,890	1,885
Cantor Commercial Real Estate Lending Series 2019-CF1, Class 65A, ARM 4.411%, 5/15/52 (1)	760	792
Cantor Commercial Real Estate Lending Series 2019-CF1, Class C, ARM 4.352%, 5/15/52	565	613
CD Mortgage Trust Series 2016-CD2, Class A4, ARM 3.526%, 11/10/49	910	1,001
Citigroup Commercial Mortgage Trust Series 2013-375P, Class C, ARM 3.635%, 5/10/35 (1)	960	980

Citigroup Commercial Mortgage Trust Series 2014-GC21, Class AS 4.026%, 5/10/47	890	962
Citigroup Commercial Mortgage Trust Series 2015-GC33, Class A4 3.778%, 9/10/58	440	485
Cold Storage Trust Series 2020-ICE5, Class B, ARM 1M USD LIBOR + 1.30%, 1.415%, 11/15/37 (1)	1,298	1,299
Commercial Mortgage Trust Series 2014-UBS5, Class A4 3.838%, 9/10/47	2,720	2,963
Commercial Mortgage Trust Series 2015-LC21, Class A4 3.708%, 7/10/48	1,800	1,975
Commercial Mortgage Trust Series 2017-PANW, Class A 3.244%, 10/10/29 (1)	1,195	1,245
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class C 3.75%, 12/10/36 (1)	2,315	2,400
Goldman Sachs Mortgage Securities Trust Series 2018-GS9, Class A4, ARM 3.992%, 3/10/51	740	835
Great Wolf Trust Series 2019-WOLF, Class A, ARM 1M USD LIBOR + 1.03%, 1.149%, 12/15/36 (1)	3,110	3,109
Great Wolf Trust Series 2019-WOLF, Class C, ARM 1M USD LIBOR + 1.63%, 1.748%, 12/15/36 (1)	10	10
Great Wolf Trust Series 2019-WOLF, Class D, ARM 1M USD LIBOR + 1.93%, 2.048%, 12/15/36 (1)	850	840
JPMBB Commercial Mortgage Securities Trust Series 2014-C23, Class A5 3.934%, 9/15/47	2,720	2,969
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-609M, Class A, ARM 1M USD LIBOR + 1.37%, 1.485%, 10/15/33 (1)	1,625	1,630
MHC Commercial Mortgage Trust Series 2021-MHC, Class B, ARM 1M USD LIBOR + 1.10%, 1.251%, 4/15/38 (1)	3,975	3,971
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class B, ARM 4.464%, 8/15/47	40	43
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class AS, ARM 4.036%, 5/15/48	700	768

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class AS 4.068%, 12/15/47	1,390	1,536
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30, Class A5 2.86%, 9/15/49	300	319
Morgan Stanley Capital I Trust Series 2014-150E, Class A 3.912%, 9/9/32 (1)	2,780	2,998
Morgan Stanley Capital I Trust Series 2015-MS1, Class A4, ARM 3.779%, 5/15/48	700	765
Morgan Stanley Capital I Trust Series 2018-H4, Class A4 4.31%, 12/15/51	3,045	3,468
Morgan Stanley Capital I Trust Series 2019-MEAD, Class D, ARM 3.283%, 11/10/36 (1)	1,835	1,812
New Orleans Hotel Trust Series 2019-HNLA, Class C, ARM 1M USD LIBOR + 1.59%, 1.704%, 4/15/32 (1)	790	775
SFO Commercial Mortgage Trust Series 2021-555, Class B 1.61%, 5/15/38 (1)	1,695	1,695
Wells Fargo Commercial Mortgage Trust Series 2020-C55, Class A5 2.725%, 2/15/53	2,455	2,560
WFRBS Commercial Mortgage Trust Series 2014-C19, Class B, ARM 4.723%, 3/15/47	25	27
WFRBS Commercial Mortgage Trust Series 2014-C23, Class A5 3.917%, 10/15/57	1,360	1,487
WFRBS Commercial Mortgage Trust Series 2014-LC14, Class A5 4.045%, 3/15/47	2,045	2,207
		57,662
Total Non-U.S. Government Mortgage-Backed Securities (Cost $107,949)		**109,156**

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 28.7%

U.S. Government Agency Obligations 21.5% (5)

Federal Home Loan Mortgage		
1.749%, 2/25/22	277	278
1.785%, 9/25/22	14	15

1.875%, 4/25/22	301	302
2.206%, 6/25/25	693	720
2.50%, 4/1/30 - 6/1/30	1,030	1,084
2.777%, 4/25/23	148	152
2.952%, 2/25/27	633	675
3.00%, 12/1/42 - 4/1/47	4,726	5,002
3.50%, 3/1/42 - 3/1/46	3,634	3,966
4.00%, 9/1/40 - 8/1/45	1,511	1,663
4.50%, 8/1/39 - 10/1/41	707	791
5.00%, 7/1/25 - 8/1/40	565	649
5.50%, 1/1/35 - 12/1/39	143	166
6.00%, 10/1/21 - 8/1/38	126	148
6.50%, 4/1/24 - 1/1/36	62	71
7.00%, 11/1/30 - 6/1/32	5	6
Federal Home Loan Mortgage, ARM		
12M USD LIBOR + 1.63%, 2.801%, 4/1/37	34	35
12M USD LIBOR + 1.73%, 2.72%, 7/1/35	15	16
12M USD LIBOR + 1.74%, 2.11%, 2/1/37	15	16
12M USD LIBOR + 1.75%, 2.125%, 2/1/35	30	31
12M USD LIBOR + 1.93%, 2.315%, 12/1/36	18	19
12M USD LIBOR + 2.03%, 2.449%, 11/1/36	13	13
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50	1,193	198
Federal Home Loan Mortgage, UMBS		
2.00%, 1/1/36	4,880	5,051
3.00%, 5/1/31 - 7/1/50	7,573	8,077
3.50%, 5/1/31 - 6/1/33	1,297	1,400
4.00%, 12/1/49 - 2/1/50	6,330	6,814
4.50%, 5/1/50	407	445
5.00%, 12/1/41	755	846
5.50%, 5/1/44	1,479	1,705
Federal National Mortgage Assn.		
3.50%, 6/1/43	11	13
4.00%, 11/1/40	702	770
4.50%, 7/1/40	7	8
Federal National Mortgage Assn., ARM		
12M USD LIBOR + 1.60%, 2.391%, 7/1/36	16	17
12M USD LIBOR + 1.61%, 2.375%, 7/1/35	11	11
12M USD LIBOR + 1.66%, 2.62%, 8/1/37	4	4
12M USD LIBOR + 1.85%, 2.23%, 1/1/37	2	2
Federal National Mortgage Assn., CMO, 4.00%, 6/25/44	205	209
Federal National Mortgage Assn., UMBS		
2.00%, 8/1/28	385	399
2.50%, 5/1/30 - 12/1/50	17,862	18,574
3.00%, 10/1/32 - 10/1/50	65,181	69,183
3.50%, 11/1/25 - 7/1/50	46,136	49,694

4.00%, 11/1/40 - 1/1/50	21,546	23,517
4.50%, 9/1/25 - 5/1/50	14,705	16,360
5.00%, 10/1/21 - 9/1/48	4,577	5,153
5.50%, 7/1/21 - 5/1/44	4,448	5,170
6.00%, 5/1/21 - 7/1/41	2,531	2,997
6.50%, 5/1/31 - 9/1/38	312	365
7.00%, 2/1/24 - 11/1/36	17	18
7.50%, 12/1/30 - 3/1/31	1	1
UMBS, TBA		
2.00%, 6/1/51 (6)	35,995	36,275
2.50%, 5/1/51 (6)	26,395	27,383
3.00%, 5/1/51 (6)	25,915	27,144
4.00%, 5/1/51 (6)	10,535	11,318
4.50%, 5/1/51 (6)	9,859	10,745
		345,684
U.S. Government Obligations 7.2%		
Government National Mortgage Assn.		
2.00%, 5/20/36	1,395	1,441
3.00%, 9/15/42 - 7/20/50	25,214	26,482
3.50%, 9/15/41 - 1/20/49	19,323	20,804
4.00%, 2/15/41 - 11/20/47	6,668	7,240
4.50%, 9/15/34 - 8/20/47	6,036	6,663
5.00%, 1/20/33 - 6/20/49	8,171	9,048
5.50%, 10/20/32 - 3/20/49	1,307	1,462
6.00%, 8/15/33 - 4/15/36	23	28
6.50%, 10/15/25 - 12/20/33	7	8
7.50%, 3/15/23 - 3/15/32	44	47
8.00%, 1/15/26	2	2
8.50%, 11/15/21 - 7/20/26	1	–
Government National Mortgage Assn., CMO		
3.00%, 11/20/47 - 12/20/47	276	288
Government National Mortgage Assn., TBA		
2.50%, 5/20/51 (6)	24,278	25,236
3.00%, 5/20/51 (6)	8,935	9,350
4.00%, 5/20/51 (6)	6,655	7,117
		115,216
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $449,875)		**460,900**

U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 22.5%

U.S. Government Agency Obligations 0.1% (5)		
Federal National Mortgage Assn., 6.25%, 5/15/29 (3)	342	465

Federal National Mortgage Assn., 6.625%, 11/15/30	500	714
		1,179
U.S. Treasury Obligations 22.4%		
U.S. Treasury Bonds, 1.375%, 8/15/50	5,600	4,492
U.S. Treasury Bonds, 1.875%, 2/15/41 (3)	7,000	6,662
U.S. Treasury Bonds, 1.875%, 2/15/51 (3)	9,475	8,622
U.S. Treasury Bonds, 2.00%, 2/15/50 (3)	35,120	32,958
U.S. Treasury Bonds, 2.25%, 8/15/49	50	50
U.S. Treasury Bonds, 2.50%, 2/15/45	3,570	3,727
U.S. Treasury Bonds, 2.50%, 5/15/46	4,840	5,044
U.S. Treasury Bonds, 2.75%, 11/15/42	3,045	3,333
U.S. Treasury Bonds, 2.75%, 8/15/47 (3)	1,710	1,869
U.S. Treasury Bonds, 3.00%, 11/15/44	615	700
U.S. Treasury Bonds, 3.00%, 5/15/45 (3)	4,175	4,754
U.S. Treasury Bonds, 3.00%, 11/15/45 (3)	6,845	7,807
U.S. Treasury Bonds, 3.00%, 2/15/47 (3)	3,450	3,943
U.S. Treasury Bonds, 3.00%, 5/15/47	3,150	3,602
U.S. Treasury Bonds, 3.00%, 2/15/48	15,835	18,141
U.S. Treasury Bonds, 3.00%, 8/15/48	60	69
U.S. Treasury Bonds, 3.125%, 11/15/41	21,685	25,168
U.S. Treasury Bonds, 3.50%, 2/15/39	4,270	5,197
U.S. Treasury Bonds, 3.625%, 8/15/43	4,890	6,121
U.S. Treasury Bonds, 3.875%, 8/15/40	3,855	4,946
U.S. Treasury Bonds, 4.375%, 5/15/41	20	27
U.S. Treasury Bonds, 4.75%, 2/15/41	35	50
U.S. Treasury Notes, 0.125%, 11/30/22 (3)	73,955	73,955
U.S. Treasury Notes, 0.25%, 6/15/23 (3)	10,670	10,683
U.S. Treasury Notes, 0.25%, 5/31/25	15,305	15,068
U.S. Treasury Notes, 0.25%, 8/31/25 (3)	8,100	7,944
U.S. Treasury Notes, 0.375%, 4/30/25 (3)	6,395	6,338
U.S. Treasury Notes, 0.50%, 8/31/27	50	48
U.S. Treasury Notes, 0.625%, 8/15/30 (3)	2,035	1,865
U.S. Treasury Notes, 1.125%, 2/15/31 (3)	15,950	15,232
U.S. Treasury Notes, 1.50%, 11/30/24	14,600	15,120
U.S. Treasury Notes, 2.25%, 8/15/27	1,770	1,888
U.S. Treasury Notes, 2.75%, 4/30/23 (7)	29,420	30,928
U.S. Treasury Notes, 2.75%, 7/31/23 (3)	19,700	20,821
U.S. Treasury Notes, 2.75%, 8/31/23	11,015	11,662
		358,834
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $354,793)		**360,013**

SHORT-TERM INVESTMENTS 9.9%		
Money Market Funds 9.9%		
T. Rowe Price Government Reserve Fund, 0.02% (8)(9)	159,164	159,164
Total Short-Term Investments (Cost $159,164)		**159,164**
SECURITIES LENDING COLLATERAL 4.7%		
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.1%		
Short-Term Funds 0.1%		
T. Rowe Price Short-Term Fund, 0.09% (8)(9)	94	937
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank		**937**
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 4.6%		
Short-Term Funds 4.6%		
T. Rowe Price Short-Term Fund, 0.09% (8)(9)	7,373	73,728
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		**73,728**
Total Securities Lending Collateral (Cost $74,665)		**74,665**
Total Investments in Securities 114.0% of Net Assets (Cost $1,778,306)		**$ 1,828,201**

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.

(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $209,989 and represents 13.1% of net assets.

(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.

(3) See Note 4. All or a portion of this security is on loan at April 30, 2021.

(4) Insured by Assured Guaranty Municipal Corporation

The accompanying notes are an integral part of these financial statements.

April 30, 2021 (Unaudited)

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price QM U.S. Bond Index Fund, Inc. (the fund), formerly the T. Rowe Price U.S. Bond Enhanced Index Fund, is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-grade bond market. The fund has three classes of shares: the QM U.S. Bond Index Fund (Investor Class), the QM U.S. Bond Index Fund–I Class (I Class), and the QM U.S. Bond Index Fund–Z Class (Z Class). I Class shares require a $1 million initial investment minimum, although the minimum generally is waived for retirement plans, financial intermediaries, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared by each class daily and paid monthly. A capital gain distribution may also be declared and paid by the fund annually.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.

Capital Transactions Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

New Accounting Guidance In March 2020, the FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management expects that the adoption of the guidance will not have a material impact on the fund's financial statements.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

Fair Value The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended April 30, 2021, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of April 30, 2021, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2021, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Counterparty Risk and Collateral The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were traded. This ability is subject to the liquidity of underlying positions. As of April 30, 2021, securities valued at $2,788,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended April 30, 2021, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 6% and 9% of net assets.

Swaps The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.

Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of April 30, 2021, the notional amount of protection sold by the fund totaled $81,400,000 (5.1% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

During the six months ended April 30, 2021, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 3% and 6% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Collateralized Loan Obligations The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.

To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of April 30, 2021, no collateral had been posted by the fund to counterparties for MSFTA Transactions. Collateral pledged by counterparties to the fund for MSFTA Transactions consisted of $667,000 cash as of April 30, 2021.

Dollar Rolls The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.

Securities Lending The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2021, the value of loaned securities was $75,971,000; the value of cash collateral and related investments was $74,665,000.

Mortgage-Backed Securities The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.

LIBOR The fund may invest in instruments that are tied to reference rates, including the London Interbank Offered Rate (LIBOR). On March 5, 2021, the ICE Benchmark Administration Limited, the administrator of LIBOR, announced its intention to cease publishing a majority of the USD LIBOR settings immediately after publication on June 30, 2023, with the remaining USD LIBOR settings to end immediately after publication on December 31, 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund’s performance. Other Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $52,321,000 and $99,288,000, respectively, for the six months ended April 30, 2021. Purchases and sales of U.S. government securities aggregated $1,804,483,000 and $1,760,113,000, respectively, for the six months ended April 30, 2021.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/ tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

At April 30, 2021, the cost of investments for federal income tax purposes was $1,780,622,000. Net unrealized gain aggregated $48,909,000 at period-end, of which $65,472,000 related to appreciated investments and $16,563,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.07% of the fund’s average daily net assets. The fee is computed daily and paid monthly.

The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; and nonrecurring expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.

In addition, the Investor Class, I Class and Z Class are each subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.30%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement during the six months ended April 30, 2021.

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended April 30, 2021 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $10,000 remain subject to repayment by the fund at April 30, 2021. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended April 30, 2021, expenses incurred pursuant to these service agreements were $34,000 for Price Associates; $319,000 for T. Rowe Price Services, Inc.; and $71,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended April 30, 2021, the fund was charged $65,000 for shareholder servicing costs related to the college savings plans, of which $4,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At April 30, 2021, approximately 51% of the outstanding shares of the I Class were held by college savings plans.

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

As of April 30, 2021, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 8,475 shares of the Z Class, representing 100% of the Z Class's net assets.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2021, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

NOTE 7 - OTHER MATTERS

Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. During 2020, a novel strain of coronavirus (COVID-19) resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

These types of events, such as the global pandemic caused by COVID-19, may also cause widespread fear and uncertainty, and result in, among other things: enhanced health screenings, quarantines, cancellations, and travel restrictions, including border closings; disruptions to business operations and supply chains and customer activity; exchange trading suspensions and closures, and overall reduced liquidity of securities, derivatives, and commodities trading markets; reductions in consumer demand and economic output; and significant challenges in healthcare service preparation and delivery. The fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, the operations of the fund, its investment advisers, and the fund’s service providers may be significantly impacted, or even temporarily halted, as a result of any impairment to their information technology and other operation systems, extensive employee illnesses or unavailability, government quarantine measures, and restrictions on travel or meetings and other factors related to public emergencies.

Governmental and quasi-governmental authorities and regulators have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). In that regard, at a meeting held on March 8–9, 2021 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and the approval of the Advisory Contract, including an amendment to the Advisory Contract that went into effect on October 1, 2020. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Advisor was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Advisor about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board took into account discussions with the Advisor and reports that it receives throughout the year relating to fund performance. In connection with the Meeting, the Board reviewed the fund’s net annualized total returns for the 1-, 2-, 3-, 4-, 5-, and 10-year periods as of September 30, 2020, and compared these returns with the performance of a peer group of funds with similar investment programs and a wide variety of other previously agreed-upon comparable performance measures and market data, including those supplied by Broadridge, which is an independent provider of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other direct and indirect benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Advisor bears the cost of research services for all client accounts that it advises, including the T. Rowe Price funds. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Prior to October 1, 2020, under the Advisory Contract, the fund paid the Advisor a single fee, or all-inclusive management fee, which was based on the fund’s average daily net assets. The all-inclusive management fee included investment management services and provides for the Advisor to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. Effective October 1, 2020, the fund began paying a fee to the Advisor for investment management services based on the fund’s average daily net assets and the fund now pays its own expenses of operations (subject to contractual expense limitations for certain share classes). The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size, as well as through the expense limitations that are in place. The Board concluded that, based on the profitability data it reviewed and consistent with new management fee structure, the advisory fee structure for the fund continued to be appropriate.

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, total expenses, actual management fees, and nonmanagement expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) total expenses, actual management fees, and nonmanagement expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate, and total expenses (all of which generally reflect the all-inclusive management fee rate and do not deduct the operating expenses paid by the Advisor as part of the overall management fee) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the second and fifth quintiles (Expense Group) and first quintile (Expense Universe).

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Advisor and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Advisor’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Advisor’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Advisor’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Advisor to manage its mutual fund business versus managing a discrete pool of assets as a subadvisor to another institution’s mutual fund or for an institutional account and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price QM U.S. Bond Index Fund, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2021

		By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 16, 2021